Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 27,030	$ 22,449	$ 11,708
Adjustments to reconcile net income to net cash (used in)/ provided by operating activities:
Depreciation	20,467	22,102	21,755
(Release of)/ provision of doubtful accounts	(881)	2,919	61
Share-based compensation	4,497	4,406	3,963
Amortization	9,939	10,115	9,576
Provision for income taxes	(1,400)	428	(358)
Loss on sale of vessels, net	4,312	5,966	8,682
Gain on sale of subsidiary	(4,174)	0	0
Change in fair value of derivatives	674	1,469	(834)
Other non-cash charges	343	(39)	0
Increase / decrease in:
Trade receivables	4,606	48,278	(84,843)
Due from related companies	594	880	4,382
Inventories	(25,081)	23,231	(49,039)
Prepayments and other current assets	(8,869)	(1,329)	(5,423)
Trade payables	(1,076)	(8,642)	43,146
Other payables to related companies	442	(671)	1,559
Accrued and other current liabilities	17,552	(2,436)	674
Increase in other non-current assets	(20)	(1)	(55)
(Decrease) increase in other non-current liabilities	627	(45)	101
Payments for dry-docking	(8,999)	(5,561)	(9,920)
Net cash (used in)/ provided by operating activities	40,583	123,519	(44,865)
Cash flows from investing activities:
Advances for vessels under construction	(1,585)	(2,303)	(22,751)
Advances for vessel acquisitions	0	0	(453)
Advances for other fixed assets under construction	(62,675)	(62,366)	(29,116)
Purchase of intangible assets	0	0	(1,500)
Proceeds from sale of subsidiary, net of cash surrendered	6,149	0	0
Business acquisitions	(127,390)	0	0
Net proceeds from sale of vessels	8,328	8,932	8,474
Net proceeds from sale of vessel to a related party	103	0	0
Purchase of other fixed assets	(5,136)	(844)	(247)
Decrease in restricted cash	385	0	4
Increase in restricted cash	0	(1,581)	0
Net cash used in investing activities	(181,821)	(58,162)	(45,589)
Cash flows from financing activities:
Proceeds from long-term debt	170,750	0	17,273
Repayment of long-term debt	(152,765)	(26,109)	(77,405)
Repayment of capital lease obligation	(1,181)	(1,267)	(1,238)
Net change in short-term borrowings	124,838	(27,482)	142,350
Repurchases of common stock	0	(19)	(4,628)
Financing costs paid	(11,067)	(390)	(1,319)
Dividends paid to non-controlling interest	(2,713)	0	0
Dividends paid	(1,884)	(1,860)	(1,864)
Net cash provided by / (used in) financing activities	125,978	(57,127)	73,169
Effect of exchange rate changes on cash and cash equivalents	589	434	(632)
Net (decrease)/ increase in cash and cash equivalents	(14,671)	8,664	(17,917)
Cash and cash equivalents at beginning of year	77,246	68,582	86,499
Cash and cash equivalents at end of year	62,575	77,246	68,582
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest, net of capitalized interest:	15,779	20,545	19,037
Cash paid during the year for income taxes:	$ 737	$ 7,467	$ 4,093